REVENUE	9 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
REVENUE
Note 7: Revenue
The Company’s primary business activity involves sales and installation services of high-powered lasers. The Company has sales to customers throughout the U.S., Europe, and Asia. All sales are settled in U.S dollars.
In order to determine revenue recognition, the Company performs the following five steps: (i) identify the contract with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that they will collect the consideration they are entitled to in exchange for the goods or services they transfer to the customer. At contract inception, the Company assesses the goods or services promised within each contract and determines the performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes revenue for the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.
Determining the method and amount of revenue to recognize requires the Company to make judgments and estimates which include determining whether the performance obligation is satisfied over time or at a point in time, the selection of method to measure progress towards completion, and determining if the contract includes any variable consideration or material right elements.
The Company’s primary performance obligations include product sales and installation services. Revenue for product sales is recognized when the customer obtains control of the product, which occurs at a point in time, and may be upon shipment or upon delivery based on the contractual shipping terms of a contract. Revenue for installation services is recognized over time, as the service is rendered. For this performance obligation, the Company has a right to consideration from customers that corresponds directly with the value to the customers of the Company’s performance completed to date, and as such, the Company recognizes revenue in the amount to which it has a right to invoice the customer. Typically, invoices are issued upon shipment or completion of services, which varies based on the product and service duration.
The Company allocates the transaction price based on the estimated relative standalone selling prices of the promised products or services underlying each performance obligation. The Company determines standalone selling prices based on the price at which the performance obligation is sold separately. If the standalone selling price is not observable through past transactions; the Company estimates the standalone selling price taking into account available information such as market conditions and internally approved standard pricing related to the performance obligations.
Special consideration is given to change orders. A change order will be treated as a separate contract if the additional goods or services are distinct. The payment terms and conditions in customer contracts vary. However, the Company typically does not have contracts with customers in which payment terms are greater than 90 days. As such, the Company does not assess whether a significant financing component exists if the period between when it performs its obligations under the contract and when the customer pays, is one year or less.
Contract liabilities consist of customer deposits that are applied to invoices as the performance obligation is performed. Accounts receivable and contract liabilities as of September 30, 2022 and December 31, 2021, were as follows:

	Accounts Receivable	Contract Liabilities
December 31, 2021	$223,275	$173,050
September 30, 2022	$743,725	$259,225
During the three months ended September 30, 2022 and 2021, the Company recognized $1,800 and nil of revenue that was included in the contract liabilities balance at the beginning of the reporting period, respectively. During the nine months ended September 30, 2022 and 2021, the Company recognized $1,800 and $10,776 of revenue that was included in the contract liabilities balance at the beginning of the reporting period, respectively.
The Company recognizes freight and shipping costs associated with outbound freight after control over a product has transferred to a customer, as a fulfillment cost and includes those costs in materials within cost of revenues. Revenue received from shipping and handling fees is reflected in net revenues.
The Company’s standard terms and conditions which are applicable to the Company’s contracts covering the sale of its products include warranty provisions that provide assurance to its customers that the products will comply with agreed upon specifications, which is standard in the industry. The product warranty is accounted for in accordance with the guidelines under ASC
460-10,
Guarantees. Therefore, losses from warranty obligations are accrued when the amount of loss can be reasonably estimated, and the information is available before the financial statements are issued or are available to be issued.
The Company has determined that the nature, amount, timing, and uncertainty of revenue and cash flow are most significantly affected by their customer concentration, changes in technology, and adverse changes in the economy that may have an adverse impact on the ability of customers to contract with and pay the Company.
Revenues from contracts with customers are disaggregated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Revenues recognized at a point in time	$866,353	$134,061	$1,003,728	$303,635
Revenues recognized over time	1,800	—	1,800	10,776

Total	$868,153	$134,061	$1,005,528	$314,411

During the three months ended September 30, 2022 and 2021, the Company recognized $677,102 and $24,994 of revenue from government entities, respectively. During the nine months ended September 30, 2022 and 2021, the Company recognized $677,102 and $49,989 of revenue from government entities, respectively.